Payables and Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Non-Current Liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Payables	1,553	856
Trade payables	86	87
Payables to suppliers of property, plant and equipment	—	9
Payables for spectrum acquisition	1,362	662
Other payables	105	98
Other non-current liabilities	1,375	1,034
Contractual liabilities (Note 23)	851	613
Deferred revenue	336	283
Current tax payables	188	138
Total	2,928	1,890